                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-02224
                                   ---------------------------------------------

                           MML Series Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          1295 State Street, Springfield, MA                      01111
--------------------------------------------------------------------------------
       (Address of principal executive offices)                 (Zip code)

                   David W. O'Leary
           1295 State Street, Springfield, MA                    01111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  413-788-8411
                                                    ---------------------

Date of fiscal year end:  12/31/2004
                         -------------------------

Date of reporting period:  6/30/2004
                          ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     (Semi-Annual Report for the period 1/1/04 through 6/30/04 is filed herewith)

MML SERIES INVESTMENT FUND

SEMIANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2004

[GRAPHIC]

MML EQUITY INDEX FUND
MML SMALL CAP EQUITY FUND

[MASS MUTUAL FINANCIAL GROUP(TM) LOGO]

YOU CAN'T PREDICT. YOU CAN PREPARE.(R)

INVEST

INSURE

RETIRE

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                          i

PORTFOLIO MANAGER REPORTS                                                       1

PORTFOLIO OF INVESTMENTS                                                        5
    MML Equity Index Fund                                                       5
    MML Small Cap Equity Fund                                                  11

STATEMENT OF ASSETS AND LIABILITIES                                            13

STATEMENT OF OPERATIONS                                                        14

STATEMENT OF CHANGES IN NET ASSETS                                             15

FINANCIAL HIGHLIGHTS                                                           16

NOTES TO FINANCIAL STATEMENTS                                                  19

MML SERIES INVESTMENT FUND - LETTER TO SHAREHOLDERS

                                                                   June 30, 2004

TO OUR SHAREHOLDERS
[PHOTO OF DAVID W. O'LEARY]

DAVID W. O'LEARY
"MASSMUTUAL BELIEVES INVESTORS SHOULD TAKE A LONG-TERM PERSPECTIVE WITH INVESTING AND STRIVE FOR AN APPROPRIATELY DIVERSIFIED PORTFOLIO. WITH THE YEAR HALF OVER, THIS MAY BE A GOOD TIME FOR INVESTORS TO REFLECT ON THE PERIOD JUST ENDED, REVIEW THEIR LONG-TERM INVESTMENT STRATEGY, AND REALIGN THEIR ALLOCATIONS WHERE NECESSARY."

INVESTORS TREAD WATER

The strong market advance we witnessed in 2003 slowed markedly during the first half of 2004, as investors reflected upon the changing geopolitical and market environment and pondered new political leadership here at home.

In the first quarter, concerns about a "jobless recovery" and terrorist activities weighed heavily on investor sentiment, despite stronger-than-expected U.S. economic activity and corporate profit growth. While the larger-cap and technology-oriented market indexes of the respective Dow and NASDAQ lost some ground in the first quarter, the S&P 500 held its own and small cap and international stocks posted stronger gains, albeit in the single digits. The bond market also benefited from slightly lower interest rates.

A seesaw of positives and negatives also kept many investors from making definitive moves in the second quarter. On the plus side were stronger economic growth and corporate profits, greater consumer confidence and improving employment statistics. While 2004 began with some trepidation that we were experiencing a jobless economic recovery, that worry was dispelled with the positive April jobs report, which set the tone for the quarter. On the minus side, higher oil prices, renewed inflation concerns and continued terrorist threats kept investors jittery. As a result, for the second quarter, market performance was mixed and meager, with many indexes nearly flat. The Lehman Brothers Aggregate Bond Index was in negative territory for the period (-2.44%), as climbing interest rates hampered the performance of fixed income investments.

SIX-MONTH RESULTS POSITIVE

Results for the six months ended June 30, 2004 reflected the slowdown in the markets, but were in positive territory across the board. The major indexes advanced for this period, led by small company stocks, which continued to benefit from their ability to be quicker to adapt to economic uncertainty, lower exposure to the overall economy, and less complex corporate accounting practices (relative to their large cap counterparts). On the fixed income side, the Lehman Brothers Aggregate Bond Index posted a modest 0.32% gain.

From a performance perspective, coming in second for the year-to-date period were international stocks. The international equity markets have generally benefited from the declining U.S. dollar and expectations for stronger global economic growth.

THE INTEREST IN INTEREST RATES

As the second quarter drew to a close, the Federal Reserve (Fed) changed the direction of its monetary policy from "easing" to "tightening" by raising the benchmark federal funds rate by 0.25% to 1.25%, a clear indication of growth in the U.S. economy. The move was significant for two reasons: (1) It marked the first upward rate movement instituted by the Fed since 2000; and (2) It took the federal funds rate from a 46-year low. In a related action, the Fed also raised the discount rate 0.25% to 2.25%. The discount rate represents the amount the Fed charges when it loans money to banks. Despite these increases, the news had little immediate impact on the markets, as Fed policymakers had indicated in May that they would raise rates at a measured pace. Investors had considered the moves inevitable and had factored them into the markets long before the announcement.

PUTTING THE RATE INCREASE INTO PERSPECTIVE

So what does the Fed's recent action mean to investors and savers? Very simply, it is good news for some and not as good for others. For savers, buyers of certificates of deposit and bond investors looking for higher coupons, it's good news. For mortgage shoppers, credit card debtors and other credit seekers, and current owners of bond portfolios (the prices of existing bonds decline when interest rates rise), the news may not be as good. Stated plainly, money just got a little more expensive.

Equity investors, however, may be encouraged by the fact that stocks can represent an attractive investment option in a rising interest rate environment. Rising rates often signal a growing, healthy economy, and rising inflation may translate into corporate profits.

OUTLOOK

All indications from Fed officials are that the rate increases will continue, but that they will proceed at a so-called measured pace.

We believe that investors may take cues from the growing economy, focus on corporate earnings and fundamentals - and potentially, drive up equity valuations. Bonds will likely continue to struggle against rising interest rates, and many fixed income investors may turn their backs on debt instruments in the near term to seek the growth potential of stocks. Furthermore, the specter of terrorist threats and speculation about November's presidential election will figure prominently in the minds of investors and have the potential to weigh heavily on market performance.

MassMutual believes investors should take a long-term perspective with investing. Most stock and bond indexes have shown an unmistakable trend of advancement over the long term, rewarding many disciplined investors along the way, although past performance is no guarantee of future results. Despite the slowdown in the equity and bond markets in the first half of this year, the current pause may be a good opportunity for investors to review their long-term investment strategy, and realign their allocations where necessary.

/s/ David W. O'Leary

David W. O'Leary
PRESIDENT

MML EQUITY INDEX FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT        The Fund seeks to provide investment results that
OBJECTIVE OF THE MML          correspond to the price and yield performance of
EQUITY INDEX FUND?            publicly traded common stocks in the aggregate as
                              represented by the S&P 500(R) Index. The Fund pursues this objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500(R) Index.

HOW DID THE FUND              For the six months ended June 30, 2004, the Fund's
PERFORM DURING THE FIRST      Class I shares returned 3.28%, nearly in line with
HALF OF 2004?                 the 3.44% return of the S&P 500 Index, a
                              market-capitalization-weighted, unmanaged index of
                              500 common stocks.

WHAT WAS THE INVESTMENT       While the U.S. economy continued to demonstrate
BACKDROP DURING THE           signs of improvement during the first few months
PERIOD?                       of 2004, a muted improvement in job growth
                              dampened enthusiasm. Given the pace of economic growth, the sluggish job market implied a significant increase in corporate productivity, expected to translate into continued strong corporate profits. While strengthening corporate profits is favorable to equity owners, continued improvement in financial markets has mainly been contingent on translating growth in profits to jobs. Globally, continued improvement in the economic landscape - and in particular, momentum in the Asian markets - boded well for foreign investments. In this environment, value stocks continued to outpace growth stocks as they did last year. Also following a pattern established throughout 2003, returns continued to increase as capitalization decreased. The small- and mid-cap segments continued to rise, but at a less robust pace than in 2003.

                              During the second quarter, the U.S. economy was positively impacted by a number of factors, including a rise in consumer confidence, rising corporate profits and improvements in the labor market (which helped to boost consumer spending during the period). Despite these positive signs of economic growth, the market was held back by a number of factors, including concerns of a Federal Reserve interest rate hike and the handover of power in Iraq. The market gained some stability with both events taking place at the end of June; however, investors remained cautious in the rising interest rate environment and seemed to be waiting to see how corporations would begin to use the large cash reserves that have been built over the last two years. Fixed-income markets struggled during the period, sparked by the increase and anticipation of further increases in interest rates. Against this backdrop, growth stocks outpaced value issues, as many corporations continued to recognize record profits - and small-cap stocks once again dominated the market.

WHAT FACTORS CONTRIBUTED      In the first quarter, sector performance was
TO THE FUND'S                 mixed. The financials sector, up 4.88%, provided
PERFORMANCE?                  the greatest contribution to the market's first
                              quarter return. Consumer staples and energy also helped boost index performance, returning 5.63% and 5.18%, respectively. Conversely, the information technology sector, which drove the performance of the Index in 2003, lagged in the first quarter, with a return of -2.53%.

                              Sector results were also mixed in the second quarter, as the financial services sector, which has the largest weight in the S&P 500, underperformed all other groups with a 2.4% loss. On the other hand, the S&P's second-largest sector, information technology, was up 2.84% for the period. Energy was the best-performing sector, generating a 7.56% increase.

WHAT IS YOUR OUTLOOK?         As managers of a passive fund, we do not make
                              market forecasts, but seek to replicate the return and risk characteristics of the benchmark. Stock prices have been held back by concerns over interest rates, oil prices, geopolitics and, just recently, economic growth. In the near term, however, we believe continued strong profit and free cash flow growth should lead to improved equity performance.

                                                   MML EQUITY INDEX FUND
                                              LARGEST STOCK HOLDINGS (6/30/04)

                                              General Electric Co.
                                              Microsoft Corp.
                                              Exxon Mobil Corp.
                                              Pfizer, Inc.
                                              Citigroup, Inc.
                                              Wal-Mart Stores, Inc.
                                              American International Group, Inc.
                                              Intel Corp.
                                              Bank of America Corp.
                                              Johnson & Johnson

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Equity Index Fund Class I and the S&P 500 Index.

  MML SERIES INVESTMENT FUND
  TOTAL RETURN

                                                FIVE YEAR   SINCE INCEPTION
                            YEAR                 AVERAGE        AVERAGE
                           TO DATE   ONE YEAR    ANNUAL         ANNUAL
                           1/1/04-    7/1/03-    7/1/99-        5/1/97-
                           6/30/04    6/30/04    6/30/04        6/30/04
  MML Equity
  Index Fund
  Class I                   3.28%     18.60%      -2.64%         6.12%
  -------------------------------------------------------------------------
  S&P 500 Index             3.44%     19.10%      -2.20%         6.63%
  -------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION


             MML EQUITY
             INDEX FUND
               CLASS I      S&P 500 INDEX
5/1/97       $  10,000      $      10,000
6/97         $  11,080      $      11,083
6/98         $  14,343      $      14,424
6/99         $  17,499      $      17,708
6/00         $  18,689      $      18,992
6/01         $  15,835      $      16,177
6/02         $  12,927      $      13,269
6/03         $  12,904      $      13,302
6/04         $  15,304      $      15,843

Hypothetical Investments in MML Equity Index Fund Class II, Class III and the S&P 500 Index

  MML SERIES INVESTMENT FUND
  TOTAL RETURN

                                                                     SINCE INCEPTION
                                YEAR TO DATE         ONE YEAR        AVERAGE ANNUAL
                              1/1/04 - 6/30/04   7/1/03 - 6/30/04   5/1/00 - 6/30/04
  MML Equity Index
  Fund Class II                    3.36%              18.78%             -4.46%
  MML Equity Index
  Fund Class III                   3.44%              18.92%             -4.40%
  ----------------------------------------------------------------------------------
  S&P 500 Index                    3.44%              19.10%             -4.17%
  ----------------------------------------------------------------------------------

[CHART]

                        MML EQUITY    MML EQUITY
                        INDEX FUND    INDEX FUND
                         CLASS II     CLASS III       S&P 500 INDEX
5/1/2000                $   10,000    $   10,000      $      10,000
6/00                    $   10,023    $   10,029      $      10,037
6/01                    $    8,513    $    8,526      $       8,549
6/02                    $    6,957    $    6,960      $       7,012
6/03                    $    6,962    $    6,973      $       7,030
6/04                    $    8,270    $    8,292      $       8,372

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT www.massmutual.com. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARDS TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML SMALL CAP EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT        This Fund seeks to achieve long-term growth of
OBJECTIVE OF THE MML          capital and income by investing primarily in a
SMALL CAP EQUITY FUND?        diversified portfolio of equity securities of
                              smaller companies.

HOW DID THE FUND              For the six months ended June 30, 2004, the Fund's
PERFORM DURING THE            shares returned 4.84%, trailing the 6.76% return
FIRST HALF OF 2004?           of the Russell 2000 Index, a broadly based,
                              unmanaged index of 2000 small-capitalization common stocks.

WHAT WAS THE INVESTMENT       Equity markets recorded modest gains in the first
BACKGROUND DURING THE         quarter of 2004, as renewed concerns over
PERIOD?                       terrorism and rising oil prices dampened investor
                              psychology and enthusiasm after a strong start in January. Although the employment picture continued to elicit concern, job growth improved during the period, with an increase in temporary employment across most industries. Other positive indicators included favorable corporate earnings, declining interest rates and healthy consumer spending.
                              During the period, small-cap stocks, once again outpacing large-cap stocks, continued to benefit from low interest rates and leverage to the economic expansion. While value strategies outperformed growth strategies among both large caps and small caps, the quarter's performance disparity across styles was narrow.

                              During the second quarter, equities posted only a slight gain, as a bit of a holding pattern set in due to anxiety over how much and when the Federal Reserve would raise interest rates. Investors got closure at the end of June, when the central bank boosted rates for the first time since May 2000 by a quarter of a percentage point. The move, which was widely anticipated by investors, was accompanied by reassuring language that future increases would occur at a "measured" pace. Equity markets, relieved, rose modestly. Additional economic measures released during the quarter were largely favorable, with improvements realized in consumer spending, inventory investment, and equipment and software spending. Despite this, a few wrinkles remained - namely jobs and oil. On the jobs front, the pace of U.S. hiring slumped sharply in June after several months of robust gains. Meanwhile, oil prices continued to rise, with the potential to drive up the cost of goods and services. In this environment, U.S. equity markets were largely flat, with large-cap stocks narrowly outperforming small caps, growth stocks outperforming value issues among large caps, and value stocks outperforming growth stocks among small caps.

WHAT FACTORS CONTRIBUTED      The first quarter of 2004 was a challenging period
TO THE FUND'S                 for the Fund, as less-than-favorable stock
PERFORMANCE?                  selection hampered the Fund's progress. In
                              particular, the Fund's selection difficulty in some of the largest and best-performing market sectors - such as consumer discretionary, financial services and health care - caused additional challenges. The Fund's emphasis on oil services companies in the energy sector and semiconductor names in the technology sector also detracted from results, as both areas experienced a significant price correction during the quarter.
                              On a favorable note, the Fund did realize strong results in autos/transportation, which is notable, since this sector categorically posted the lowest returns within the Russell 2000 universe.

                              In the second quarter, favorable stock selection across the Fund's portfolio, from the autos/transportation and financial services sectors to the producer durables and technology sectors, helped to drive returns. Several of the Fund's energy services holdings and companies specializing in electrical components and equipment realized particularly strong results. Additionally, in technology, the area of the market that performed the poorest during the period, the Fund's holdings significantly outperformed corresponding benchmark positions. Even in the consumer discretionary sector, in which 2004 performance has been at times challenging, holdings added value. Health care holdings hampered performance somewhat, although the portfolio held only minimal positions.

WHAT IS YOUR OUTLOOK?         The majority of economic measures currently appear
                              supportive of continued equity market gains moving into the second half of 2004. The cloud of interest-rate uncertainty has lifted and upcoming corporate earnings are expected to be solid.
                              Moreover, economists have forecasted that the U.S.
                              economy will expand by approximately 4.6% in 2004, the fastest rate of growth since 1984. Unless unforeseen surprises, such as terrorism or election-year angst, prevent investors from focusing on the positives, equities should continue to advance.

                                                  MML SMALL CAP EQUITY FUND
                                               LARGEST STOCK HOLDINGS (6/30/04)

                                              Roper Industries, Inc.
                                              Carlisle Companies, Inc.
                                              Coherent, Inc.
                                              Cognex Corp.
                                              Teleflex, Inc.
                                              Eaton Vance Corp.
                                              The Commerce Group, Inc.
                                              Kaydon Corp.
                                              Webster Financial Corp.
                                              Chittenden Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Small Cap Equity Fund and the Russell 2000 Index

  MML SERIES INVESTMENT FUND
  TOTAL RETURN

                                                FIVE YEAR   SINCE INCEPTION
                           YEAR TO               AVERAGE        AVERAGE
                             DATE    ONE YEAR    ANNUAL         ANNUAL
                           1/1/04-    7/1/03-    7/1/99-        6/1/98-
                           6/30/04    6/30/04    6/30/04        6/30/04
  MML Small Cap
  Equity Fund                4.84%     23.34%      6.37%          3.07%
  --------------------------------------------------------------------------
  Russell 2000
  Index                      6.76%     33.36%      6.63%          5.71%
  --------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              MML SMALL CAP        RUSSELL 2000
               EQUITY FUND             INDEX
6/1/98        $      10,000        $     10,000
6/98          $       9,842        $     10,021
6/99          $       8,827        $     10,171
6/00          $       9,086        $     11,628
6/01          $       9,948        $     11,695
6/02          $       9,932        $     10,690
6/03          $       9,744        $     10,514
6/04          $      12,019        $     14,022

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT www.massmutual.com. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARDS TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML EQUITY INDEX FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)

                                                                  NUMBER OF         MARKET
                                                                    SHARES          VALUE
                                                               ---------------   ------------
EQUITIES -- 99.5%
ADVERTISING -- 0.2%
Interpublic Group of
  Companies, Inc.*                                                      14,807   $    203,300
Monster
  Worldwide, Inc.*+                                                      4,676        120,267
Omnicom Group, Inc.+                                                     7,306        554,452
                                                                                 ------------
                                                                                      878,019
                                                                                 ------------
AEROSPACE & DEFENSE -- 2.0%
Boeing Co.                                                              31,969      1,633,296
General Dynamics Corp.                                                   7,607        755,375
Goodrich Corp.                                                           4,539        146,746
Honeywell
  International, Inc.                                                   32,590      1,193,772
Lockheed Martin Corp.                                                   17,040        887,443
Northrop Grumman Corp.                                                  13,668        733,972
Raytheon Co.                                                            16,988        607,661
Rockwell Collins, Inc.                                                   6,568        218,846
United Technologies Corp.                                               19,511      1,784,866
                                                                                 ------------
                                                                                    7,961,977
                                                                                 ------------
AIR TRANSPORTATION -- 0.1%
Delta Air Lines, Inc.*+                                                  4,599         32,745
Southwest Airlines Co.                                                  31,040        520,541
                                                                                 ------------
                                                                                      553,286
                                                                                 ------------
APPAREL, TEXTILES & SHOES -- 0.7%
The Gap, Inc.+                                                          34,945        847,416
Jones Apparel Group, Inc.                                                4,896        193,294
Limited Brands                                                          17,930        335,291
Liz Claiborne, Inc.                                                      4,074        146,583
Nike, Inc. Cl. B                                                        10,224        774,468
Nordstrom, Inc.                                                          5,035        214,541
Reebok International
  Limited                                                                2,356         84,769
VF Corp.+                                                                4,051        197,284
                                                                                 ------------
                                                                                    2,793,646
                                                                                 ------------
AUTOMOTIVE & PARTS -- 1.0%
AutoNation, Inc.*                                                       10,800        184,680
Cooper Tire & Rubber Co.                                                 2,346         53,958
Dana Corp.                                                               5,703        111,779
Delphi Corp.+                                                           20,283        216,622
Ford Motor Co.+                                                         69,567      1,088,724
General Motors Corp.+                                                   21,430        998,424
Genuine Parts Co.                                                        6,329        251,135
The Goodyear Tire &
  Rubber Co.*+                                                           6,265         56,949
Harley-Davidson, Inc.                                                   11,220        694,967
Navistar
  International Corp.*+                                                  2,674        103,644
Paccar, Inc.                                                             6,883   $    399,145
Visteon Corp.+                                                           4,812         56,156
                                                                                 ------------
                                                                                    4,216,183
                                                                                 ------------
BANKING, SAVINGS & LOANS -- 11.4%
AmSouth Bancorp                                                         12,959        330,066
Bank of America Corp.                                                   77,446      6,553,481
Bank of
  New York Co., Inc.                                                    29,545        870,987
Bank One Corp.                                                          42,632      2,174,232
BB&T Corp.                                                              21,083        779,439
Capital One
  Financial Corp.                                                        8,700        594,906
Charter One
  Financial, Inc.                                                        8,176        361,297
Citigroup, Inc.                                                        196,444      9,134,646
Comerica, Inc.                                                           6,769        371,483
Fannie Mae                                                              36,776      2,624,335
Fifth Third Bancorp                                                     21,363      1,148,902
First Horizon
  National Corp.                                                         4,700        213,709
Freddie Mac                                                             26,086      1,651,244
Golden West
  Financial Corp.                                                        5,955        633,314
J.P. Morgan Chase & Co.                                                 79,073      3,065,660
KeyCorp                                                                 15,610        466,583
M&T Bank Corp.                                                           4,700        410,310
Marshall and Ilsley Corp.                                                8,800        343,992
Mellon Financial Corp.                                                  16,094        472,037
National City Corp.                                                     23,498        822,665
North Fork
  Bancorporation, Inc.+                                                  5,900        224,495
Northern Trust Corp.                                                     8,488        358,873
Providian
  Financial Corp.*                                                      11,202        164,333
Regions Financial Corp.                                                  8,552        312,576
SLM Corp.                                                               16,642        673,169
SouthTrust Corp.                                                        12,510        485,513
Sovereign Bancorp, Inc.                                                  1,077         22,725
State Street Corp.                                                      13,022        638,599
SunTrust Banks, Inc.+                                                   10,790        701,242
Synovus Financial Corp.                                                 11,763        297,839
U.S. Bancorp                                                            71,932      1,982,446
Union Planters Corp.                                                     7,212        214,990
Wachovia Corp.                                                          49,974      2,223,843
Washington Mutual, Inc.                                                 32,876      1,270,329
Wells Fargo & Co.                                                       64,129      3,670,103
Zions Bancorp                                                            3,393        208,500
                                                                                 ------------
                                                                                   46,472,863
                                                                                 ------------
BEVERAGES -- 2.7%
Anheuser-Busch
  Companies, Inc.                                                       30,548   $  1,649,592
Brown-Forman Corp. Cl. B                                                 4,580        221,077
The Coca-Cola Co.                                                       92,476      4,668,188
Coca-Cola
  Enterprises, Inc.+                                                    18,074        523,965
Coors (Adolph) Co. Cl. B+                                                1,389        100,480
The Pepsi Bottling
  Group, Inc.                                                           10,338        315,723
PepsiCo, Inc.                                                           64,808      3,491,855
                                                                                 ------------
                                                                                   10,970,880
                                                                                 ------------
BROADCASTING, PUBLISHING & PRINTING -- 2.9%
Clear Channel
  Communications, Inc.                                                  23,749        877,526
Comcast Corp. Cl. A*                                                    85,118      2,385,858
Dow Jones & Co., Inc.+                                                   3,026        136,473
Gannett Co., Inc.                                                       10,335        876,925
Knight Ridder, Inc.                                                      3,055        219,960
The McGraw-Hill
  Companies, Inc.                                                        7,230        553,601
Meredith Corp.                                                           1,844        101,346
New York Times Co. Cl. A                                                 5,565        248,811
Time Warner, Inc.*                                                     173,208      3,044,997
Tribune Co.                                                             11,909        542,336
Univision
  Communications,
  Inc. Cl. A*                                                           12,500        399,125
Viacom, Inc. Cl. B                                                      65,768      2,349,233
                                                                                 ------------
                                                                                   11,736,191
                                                                                 ------------
BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Louisiana-Pacific Corp.+                                                 4,256        100,654
Masco Corp.+                                                            16,667        519,677
Vulcan Materials Co.+                                                    3,710        176,410
                                                                                 ------------
                                                                                      796,741
                                                                                 ------------
CHEMICALS -- 1.5%
Air Products &
  Chemicals, Inc.                                                        8,758        459,357
Ashland, Inc.                                                            2,603        137,464
Dow Chemical Co.                                                        35,568      1,447,618
Du Pont (E.I.)
  de Nemours & Co.                                                      38,004      1,688,138
Eastman Chemical Co.+                                                    2,900        134,067
Engelhard Corp.                                                          4,893        158,093
Great Lakes
  Chemical Corp.                                                         1,955         52,902
Hercules, Inc.*                                                          4,406         53,709
International Flavors &
  Fragrances, Inc.                                                       3,446        128,880

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF         MARKET
                                                                    SHARES          VALUE
                                                               ---------------   ------------
Monsanto Co.                                                            10,085   $    388,272
PPG Industries, Inc.                                                     6,689        417,996
Praxair, Inc.                                                           12,564        501,429
Rohm & Haas Co.                                                          8,140        338,461
                                                                                 ------------
                                                                                    5,906,386
                                                                                 ------------
COMMERCIAL SERVICES -- 1.9%
Allied Waste
  Industries, Inc.*                                                     12,460        164,223
Apollo Group, Inc. Cl. A*                                                6,800        600,372
Block (H&R), Inc.+                                                       7,074        337,288
Cendant Corp.                                                           39,442        965,540
Cintas Corp.                                                             6,890        328,446
Convergys Corp.*                                                         5,416         83,406
Donnelley (R.R.) &
  Sons Co.                                                               8,322        274,792
eBay, Inc.*                                                             24,920      2,291,394
Ecolab, Inc.+                                                            9,516        301,657
Equifax, Inc.                                                            5,559        137,585
Fluor Corp.                                                              2,927        139,530
Moody's Corp.                                                            5,646        365,070
Paychex, Inc.                                                           14,297        484,382
PerkinElmer, Inc.                                                        5,008        100,360
Quest Diagnostics, Inc.                                                  4,064        345,237
Robert Half
  International, Inc.                                                    6,680        198,864
Ryder System, Inc.+                                                      2,482         99,454
Waste Management, Inc.                                                  22,053        675,924
                                                                                 ------------
                                                                                    7,893,524
                                                                                 ------------
COMMUNICATIONS -- 2.0%
ADC
  Telecommunications, Inc.*                                             27,448         77,952
Andrew Corp.*+                                                           5,761        115,278
Avaya, Inc.*                                                            15,976        252,261
Ciena Corp.*                                                            19,241         71,577
Citizens
  Communications Co.*+                                                  10,801        130,692
Lucent
  Technologies, Inc.*+                                                 162,779        615,305
Network Appliance, Inc.*                                                13,420        288,933
Nextel Communications,
  Inc. Cl. A*                                                           42,130      1,123,186
Qualcomm, Inc.                                                          30,830      2,249,973
SBC Communications, Inc.                                               125,846      3,051,765
Scientific-Atlanta, Inc.                                                 5,810        200,445
Tellabs, Inc.*+                                                         15,712        137,323
                                                                                 ------------
                                                                                    8,314,690
                                                                                 ------------
COMMUNICATIONS EQUIPMENT -- 0.4%
Motorola, Inc.                                                          89,010      1,624,432
                                                                                 ------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
Autodesk, Inc.                                                           4,290        183,655
Computer Sciences Corp.*                                                 7,187        333,692
Parametric
  Technology Corp.*                                                      9,034   $     45,170
Sun Microsystems, Inc.*                                                131,008        568,575
Teradyne, Inc.*+                                                         7,560        171,612
Unisys Corp.*                                                           12,315        170,932
                                                                                 ------------
                                                                                    1,473,636
                                                                                 ------------
COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury Interactive Corp.*                                               3,470        172,910
                                                                                 ------------
COMPUTERS & INFORMATION  -- 3.2%
Apple Computer, Inc.*                                                   14,426        469,422
Cisco Systems, Inc.*                                                   256,773      6,085,520
Comverse
  Technology, Inc.*                                                      7,222        144,007
Dell, Inc.*                                                             95,847      3,433,240
EMC Corp.*                                                              92,832      1,058,285
Gateway, Inc.*                                                          12,490         56,205
International Game
  Technology                                                            13,216        510,138
Jabil Circuit, Inc.*                                                     7,678        193,332
Lexmark
  International, Inc.*                                                   4,964        479,175
Solectron Corp.*                                                        39,381        254,795
Symbol Technologies, Inc.                                                8,835        130,228
                                                                                 ------------
                                                                                   12,814,347
                                                                                 ------------
COMPUTERS & OFFICE EQUIPMENT -- 2.3%
Electronic Data
  Systems Corp.+                                                        18,471        353,720
Hewlett-Packard Co.                                                    115,815      2,443,697
International Business
  Machines Corp.                                                        64,044      5,645,479
Pitney Bowes, Inc.                                                       9,002        398,338
Xerox Corp.*+                                                           31,114        451,153
                                                                                 ------------
                                                                                    9,292,387
                                                                                 ------------
CONTAINERS -- 0.2%
Ball Corp.                                                               2,210        159,230
Bemis Co., Inc.                                                          4,166        117,689
Pactiv Corp.*                                                            5,959        148,617
Sealed Air Corp.*                                                        3,191        169,985
Temple-Inland, Inc.                                                      2,038        141,131
                                                                                 ------------
                                                                                      736,652
                                                                                 ------------
COSMETICS & PERSONAL CARE -- 2.5%
Alberto-Culver Co.                                                       3,207        160,799
Avon Products, Inc.                                                     18,356        846,946
Colgate-Palmolive Co.                                                   20,177      1,179,346
The Gillette Co.                                                        38,083      1,614,719
Kimberly-Clark Corp.                                                    19,003      1,251,918
The Procter & Gamble Co.                                                97,608      5,313,780
                                                                                 ------------
                                                                                   10,367,508
                                                                                 ------------
DATA PROCESSING & PREPARATION -- 0.9%
Affiliated Computer
  Services, Inc. Cl. A*+                                                 5,300   $    280,582
Automatic Data
  Processing, Inc.                                                      22,404        938,280
Deluxe Corp.+                                                            2,314        100,659
First Data Corp.                                                        33,133      1,475,081
Fiserv, Inc.*                                                            7,821        304,159
IMS Health, Inc.                                                         9,324        218,555
NCR Corp.*                                                               3,750        185,962
                                                                                 ------------
                                                                                    3,503,278
                                                                                 ------------
ELECTRIC UTILITIES -- 2.4%
AES Corp.*                                                              21,449        212,989
Allegheny Energy, Inc.*+                                                 5,120         78,899
Ameren Corp.+                                                            6,481        278,424
American Electric
  Power Co.+                                                            15,057        481,824
Calpine Corp.*+                                                         14,571         62,947
CenterPoint Energy, Inc.+                                               11,663        134,124
Cinergy Corp.+                                                           6,763        256,994
CMS Energy Corp.*+                                                       5,538         50,562
Consolidated Edison, Inc.+                                               9,150        363,804
Constellation Energy
  Group, Inc.                                                            5,925        224,557
Dominion Resources, Inc.                                                12,378        780,804
DTE Energy Co.                                                           6,037        244,740
Duke Energy Corp.                                                       34,735        704,773
Edison International                                                    12,430        317,835
Entergy Corp.                                                            8,760        490,648
Exelon Corp.                                                            25,136        836,777
FirstEnergy Corp.                                                       12,557        469,757
FPL Group, Inc.                                                          7,086        453,150
NiSource, Inc.                                                           9,946        205,087
PG&E Corp.*                                                             16,321        456,009
Pinnacle West
  Capital Corp.                                                          3,200        129,248
PPL Corp.                                                                6,889        316,205
Progress Energy, Inc.+                                                   9,672        426,052
Public Service Enterprise
  Group, Inc.+                                                           8,698        348,181
Southern Co.+                                                           27,987        815,821
Teco Energy, Inc.+                                                       7,361         88,258
TXU Corp.                                                               12,277        497,341
                                                                                 ------------
                                                                                    9,725,810
                                                                                 ------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.1%
Advanced Micro
  Devices, Inc.*                                                        14,060        223,554
Altera Corp.*                                                           14,220        315,968
American Power
  Conversion Corp.                                                       7,630        149,929
Analog Devices, Inc.                                                    14,070        662,416

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF         MARKET
                                                                    SHARES          VALUE
                                                               ---------------   ------------
Applied Micro
  Circuits Corp.*                                                       10,300   $     54,796
Broadcom Corp. Cl. A*                                                   11,753        549,688
Emerson Electric Co.                                                    16,057      1,020,422
General Electric Co.                                                   400,893     12,988,933
Intel Corp.                                                            245,702      6,781,375
JDS Uniphase Corp.*                                                     55,188        209,163
Johnson Controls, Inc.                                                   7,250        387,005
Kla-Tencor Corp.*+                                                       7,406        365,708
Linear Technology Corp.                                                 12,130        478,771
LSI Logic Corp.*                                                        15,328        116,799
Maxim Integrated
  Products, Inc.                                                        12,260        642,669
Micron Technology, Inc.*+                                               23,717        363,107
Molex, Inc.                                                              7,390        237,071
National
  Semiconductor Corp.*                                                  13,596        298,976
Novellus Systems, Inc.*                                                  5,950        187,068
Nvidia Corp.*+                                                           6,800        139,400
PMC-Sierra, Inc.*+                                                       6,189         88,812
Power-One, Inc.*                                                         3,520         38,650
Qlogic Corp.*                                                            3,800        101,042
Rockwell Automation, Inc.                                                7,168        268,872
Sanmina-SCI Corp.*+                                                     20,652        187,933
Texas Instruments, Inc.                                                 65,726      1,589,255
Thomas & Betts Corp.                                                     2,551         69,464
Xilinx, Inc.                                                            13,111        436,727
                                                                                 ------------
                                                                                   28,953,573
                                                                                 ------------
ENERGY -- 6.6%
Amerada Hess Corp.                                                       3,653        289,281
Anadarko Petroleum Corp.                                                 9,822        575,569
Apache Corp.                                                            12,300        535,665
BJ Services Co.*                                                         6,100        279,624
Burlington Resources, Inc.                                              15,100        546,318
ChevronTexaco Corp.                                                     40,672      3,827,642
ConocoPhillips                                                          26,064      1,988,423
Devon Energy Corp.                                                       8,885        586,410
Dynegy, Inc. Cl. A*                                                     15,327         65,293
El Paso Corp.                                                           24,446        192,634
EOG Resources, Inc.                                                      4,700        280,637
Exxon Mobil Corp.                                                      248,434     11,032,954
Halliburton Co.                                                         16,765        507,309
Kerr-McGee Corp.                                                         5,646        303,585
KeySpan Corp.                                                            6,080        223,136
Kinder Morgan, Inc.                                                      4,690        278,070
Marathon Oil Corp.                                                      13,505        511,029
Nabors Industries
  Limited*                                                               5,615        253,910
Nicor, Inc.                                                              1,689         57,375
Noble Corp.*                                                             5,140        194,755
Occidental
  Petroleum Corp.                                                       14,804        716,662
Peoples Energy Corp.                                                     1,357         57,198
Rowan Companies, Inc.*                                                   4,221   $    102,697
Schlumberger Limited                                                    22,339      1,418,750
Sempra Energy                                                            8,817        303,569
Sunoco, Inc.                                                             3,093        196,777
Transocean, Inc.*                                                       12,127        350,955
Unocal Corp.                                                            10,057        382,166
Valero Energy Corp.                                                      4,900        361,424
The Williams
  Companies, Inc.+                                                      21,318        253,684
Xcel Energy, Inc.+                                                      16,072        268,563
                                                                                 ------------
                                                                                   26,942,064
                                                                                 ------------
ENTERTAINMENT & LEISURE -- 0.6%
Brunswick Corp.                                                          3,239        132,151
Harrah's
  Entertainment, Inc.                                                    4,623        250,104
The Walt Disney Co.                                                     77,922      1,986,232
                                                                                 ------------
                                                                                    2,368,487
                                                                                 ------------
FINANCIAL SERVICES -- 3.6%
American Express Co.                                                    48,572      2,495,629
Apartment Investment &
  Management Co. Cl. A                                                   4,100        127,633
Bear Stearns
  Companies, Inc.+                                                       4,018        338,758
Countrywide
  Financial Corp.                                                       10,477        736,009
E Trade Financial Corp.*                                                14,200        158,330
Federated
  Investors, Inc. Cl. B                                                  4,200        127,428
Franklin Resources, Inc.                                                 9,828        492,186
The Goldman Sachs
  Group, Inc.                                                           18,325      1,725,482
Huntington
  Bancshares, Inc.                                                       8,434        193,139
Janus Capital Group, Inc.+                                               9,250        152,533
Lehman Brothers
  Holdings, Inc.                                                        10,672        803,068
MBNA Corp.                                                              48,521      1,251,357
Merrill Lynch & Co., Inc.                                               36,468      1,968,543
Morgan Stanley                                                          41,691      2,200,034
PNC Financial Services
  Group, Inc.                                                           10,949        581,173
Price (T. Rowe)
  Group, Inc.                                                            4,800        241,920
ProLogis Trust                                                           6,800        223,856
The Schwab
  (Charles) Corp.                                                       51,861        498,384
Simon Property
  Group, Inc.                                                            8,200        421,644
                                                                                 ------------
                                                                                   14,737,106
                                                                                 ------------
FOODS -- 1.9%
Archer-Daniels-Midland Co.                                              24,861        417,168
Campbell Soup Co.                                                       15,802        424,758
ConAgra Foods, Inc.                                                     20,072   $    543,550
General Mills, Inc.+                                                    14,308        680,059
Heinz (H. J.) Co.                                                       13,522        530,062
Hershey Foods Corp.                                                      9,944        460,109
Kellogg Co.                                                             15,664        655,538
The Kroger Co.*                                                         29,318        533,588
McCormick & Co., Inc.                                                    5,200        176,800
Safeway, Inc.*+                                                         17,160        434,834
Sara Lee Corp.                                                          30,365        698,091
Starbucks Corp.*                                                        15,030        653,504
SuperValu, Inc.                                                          4,921        150,632
Sysco Corp.                                                             24,230        869,130
Wrigley (Wm.) Jr. Co.                                                    8,734        550,679
                                                                                 ------------
                                                                                    7,778,502
                                                                                 ------------
FOREST PRODUCTS & PAPER -- 0.6%
Boise Cascade Corp.                                                      3,342        125,793
Georgia-Pacific Corp.                                                    9,670        357,597
International Paper Co.                                                 18,789        839,868
MeadWestvaco Corp.                                                       7,701        226,332
Plum Creek Timber
  Co., Inc.                                                              7,100        231,318
Weyerhaeuser Co.                                                         8,490        535,889
                                                                                 ------------
                                                                                    2,316,797
                                                                                 ------------
HEALTHCARE -- 1.1%
Caremark Rx, Inc.*                                                      17,400        573,156
Express Scripts, Inc.*                                                   3,000        237,690
HCA, Inc.                                                               18,476        768,417
Health Management
  Associates, Inc. Cl. A+                                                9,800        219,716
Humana, Inc.*                                                            6,203        104,831
Manor Care, Inc.                                                         3,532        115,426
Tenet Healthcare Corp.*+                                                18,059        242,171
UnitedHealth Group, Inc.                                                23,440      1,459,140
Wellpoint Health
  Networks, Inc.*                                                        5,940        665,339
                                                                                 ------------
                                                                                    4,385,886
                                                                                 ------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.2%
Centex Corp.                                                             4,646        212,555
KB Home+                                                                 1,771        121,544
Leggett & Platt, Inc.                                                    7,450        198,990
Maytag Corp.                                                             3,186         78,089
Pulte Homes, Inc.                                                        4,522        235,280
Whirlpool Corp.+                                                         2,669        183,093
                                                                                 ------------
                                                                                    1,029,551
                                                                                 ------------
HOUSEHOLD PRODUCTS -- 0.6%
Black & Decker Corp.                                                     2,950        183,284
The Clorox Co.                                                           8,070        434,005
Corning, Inc.*                                                          52,791        689,450
Fortune Brands, Inc.                                                     5,780        435,985
Newell Rubbermaid, Inc.+                                                10,735        252,273
Sherwin-Williams Co.                                                     5,629        233,885

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF         MARKET
                                                                    SHARES          VALUE
                                                               ---------------   ------------
Snap-On, Inc.                                                            2,253   $     75,588
The Stanley Works+                                                       3,305        150,642
                                                                                 ------------
                                                                                    2,455,112
                                                                                 ------------
INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                                    3,532        203,090
                                                                                 ------------
INDUSTRIAL - DIVERSIFIED -- 2.0%
3M Co.                                                                  29,672      2,670,777
Cooper Industries
  Limited Cl. A                                                          3,614        214,708
Danaher Corp.                                                           12,110        627,904
Eaton Corp.                                                              5,694        368,630
Illinois Tool Works, Inc.+                                              11,943      1,145,214
ITT Industries, Inc.                                                     3,537        293,571
Textron, Inc.                                                            5,032        298,649
Tyco International Limited                                              76,174      2,524,406
                                                                                 ------------
                                                                                    8,143,859
                                                                                 ------------
INFORMATION RETRIEVAL SERVICES -- 0.5%
Yahoo!, Inc.*                                                           51,116      1,857,044
                                                                                 ------------
INSURANCE -- 5.1%
ACE Limited                                                             10,500        443,940
Aetna, Inc.                                                              6,049        514,165
AFLAC, Inc.                                                             19,320        788,449
Allstate Corp.                                                          26,704      1,243,071
Ambac Financial
  Group, Inc.                                                            4,275        313,956
American International
  Group, Inc.                                                           99,070      7,061,710
Anthem, Inc.*+                                                           5,363        480,310
Aon Corp.                                                               12,046        342,950
Chubb Corp.                                                              7,173        489,055
Cigna Corp.                                                              5,440        374,326
Cincinnati Financial Corp.                                               6,183        269,084
The Hartford Financial
  Services Group, Inc.                                                  11,358        780,749
Jefferson-Pilot Corp.+                                                   5,520        280,416
Lincoln National Corp.                                                   6,841        323,237
Loews Corp.                                                              6,658        399,214
Marsh & McLennan
  Companies, Inc.+                                                      19,842        900,430
MBIA, Inc.                                                               5,675        324,156
Metlife, Inc.                                                           28,732      1,030,042
MGIC Investment Corp.                                                    3,689        279,848
Principal Financial
  Group, Inc.                                                           12,600        438,228
Progressive Corp.                                                        8,283        706,540
Prudential Financial, Inc.                                              20,000        929,400
Safeco Corp.                                                             5,759        253,396
St. Paul Travelers
  Companies                                                             25,363      1,028,216
Torchmark Corp.                                                          4,326        232,739
UnumProvident Corp.+                                                    11,570        183,963
XL Capital Limited Cl. A                                                 5,227        394,429
                                                                                 ------------
                                                                                   20,806,019
                                                                                 ------------
LODGING -- 0.3%
Hilton Hotels Corp.                                                     14,591   $    272,268
Marriott
  International, Inc. Cl. A                                              8,964        447,124
Starwood Hotels &
  Resorts Worldwide, Inc.                                                7,740        347,139
                                                                                 ------------
                                                                                    1,066,531
                                                                                 ------------
MACHINERY & COMPONENTS -- 0.9%
Baker Hughes, Inc.                                                      13,198        496,905
Caterpillar, Inc.                                                       12,952      1,028,907
Cummins, Inc.                                                            1,739        108,688
Deere & Co.                                                              9,243        648,304
Dover Corp.                                                              7,735        325,644
Ingersoll-Rand Co. Cl. A                                                 6,783        463,347
Pall Corp.+                                                              4,792        125,502
Parker-Hannifin Corp.                                                    4,814        286,240
                                                                                 ------------
                                                                                    3,483,537
                                                                                 ------------
MANUFACTURING -- 0.5%
American Standard
  Companies, Inc.*                                                       8,400        338,604
Applied Materials, Inc.*                                                65,106      1,277,380
Avery Dennison Corp.                                                     4,028        257,832
Millipore Corp.*                                                         1,815        102,312
                                                                                 ------------
                                                                                    1,976,128
                                                                                 ------------
MEDICAL SUPPLIES -- 2.5%
Agilent Technologies, Inc.*                                             18,283        535,326
Allergan, Inc.                                                           5,007        448,227
Applied Biosystems
  Group-Applera Corp.                                                    7,738        168,302
Bard (C.R.), Inc.                                                        4,120        233,398
Bausch & Lomb, Inc.                                                      1,992        129,619
Baxter International, Inc.                                              23,092        796,905
Becton, Dickinson & Co.+                                                 9,848        510,126
Biomet, Inc.                                                             9,655        429,068
Boston Scientific Corp.*                                                31,722      1,357,702
Guidant Corp.                                                           11,988        669,889
Medtronic, Inc.                                                         45,981      2,240,194
St. Jude Medical, Inc.*                                                  6,722        508,519
Stryker Corp.                                                           15,500        852,500
Tektronix, Inc.                                                          3,420        116,348
Thermo Electron Corp.*                                                   6,654        204,544
Waters Corp.*                                                            4,600        219,788
Zimmer Holdings, Inc.*                                                   9,422        831,020
                                                                                 ------------
                                                                                   10,251,475
                                                                                 ------------
METALS & MINING -- 0.7%
Alcoa, Inc.                                                             33,088      1,092,897
Allegheny
  Technologies, Inc.                                                     3,144         56,749
Crane Co.                                                                2,278         71,506
Freeport-McMoRan
  Copper & Gold,
  Inc. Cl. B                                                             6,333        209,939
Newmont Mining Corp.                                                    16,509   $    639,889
Nucor Corp.                                                              3,006        230,741
Phelps Dodge Corp.*                                                      3,485        270,122
United States Steel Corp.+                                               4,854        170,472
Worthington
  Industries, Inc.                                                       3,207         65,840
                                                                                 ------------
                                                                                    2,808,155
                                                                                 ------------
PHARMACEUTICALS -- 9.5%
Abbott Laboratories                                                     59,198      2,412,910
AmerisourceBergen Corp.                                                  4,276        255,619
Amgen, Inc.*                                                            48,306      2,636,058
Biogen Idec, Inc.*                                                      12,937        818,265
Bristol-Myers Squibb Co.                                                73,842      1,809,129
Cardinal Health, Inc.+                                                  16,369      1,146,648
Chiron Corp.*+                                                           7,360        328,550
Eli Lilly & Co.                                                         42,880      2,997,741
Forest Laboratories, Inc.*                                              14,080        797,350
Genzyme Corp.*+                                                          8,400        397,572
Gilead Sciences, Inc.*                                                     822         55,074
Hospira, Inc.*                                                           6,139        169,436
Johnson & Johnson                                                      112,712      6,278,058
King Pharmaceuticals, Inc.*                                              8,867        101,527
McKesson Corp.                                                          11,387        390,916
Medco Health
  Solutions, Inc.*                                                      10,420        390,750
Medimmune, Inc.*                                                         9,764        228,478
Merck & Co., Inc.                                                       84,343      4,006,293
Mylan Laboratories, Inc.                                                10,400        210,600
Pfizer, Inc.                                                           289,827      9,935,270
Schering-Plough Corp.                                                   55,888      1,032,810
Sigma-Aldrich Corp.                                                      2,584        154,032
Watson
  Pharmaceutical, Inc.*                                                  4,170        112,173
Wyeth                                                                   50,656      1,831,721
                                                                                 ------------
                                                                                   38,496,980
                                                                                 ------------
PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.+                                                      11,660        314,587
                                                                                 ------------
PREPACKAGED SOFTWARE -- 4.5%
Adobe Systems, Inc.                                                      8,906        414,129
BMC Software, Inc.*                                                      8,765        162,153
Citrix Systems, Inc.*                                                    6,492        132,177
Computer Associates
  International, Inc.                                                   22,323        626,383
Compuware Corp.*                                                        13,878         91,595
Electronic Arts, Inc.*                                                  11,500        627,325
Intuit, Inc.*                                                            7,310        282,020
Microsoft Corp.                                                        410,028     11,710,400
Novell, Inc.*                                                           14,376        120,615
Oracle Corp.*                                                          197,361      2,354,517
Peoplesoft, Inc.*                                                       14,714        272,209
Siebel Systems, Inc.*                                                   19,718        210,588
SunGard Data
  Systems, Inc.*                                                        11,000        286,000

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF         MARKET
                                                                    SHARES          VALUE
                                                               ---------------   ------------
Symantec Corp.*                                                         11,600   $    507,848
Veritas Software Corp.*                                                 16,946        469,404
                                                                                 ------------
                                                                                   18,267,363
                                                                                 ------------
REAL ESTATE -- 0.2%
Equity Office
  Properties Trust                                                      16,060        436,832
Equity Residential                                                      10,000        297,300
                                                                                 ------------
                                                                                      734,132
                                                                                 ------------
RESTAURANTS -- 0.5%
Darden Restaurants, Inc.                                                 6,492        133,411
McDonald's Corp.                                                        47,777      1,242,202
Wendy's International, Inc.                                              4,375        152,425
Yum! Brands, Inc.*                                                      11,298        420,512
                                                                                 ------------
                                                                                    1,948,550
                                                                                 ------------
RETAIL -- 5.7%
AutoZone, Inc.*+                                                         3,154        252,635
Bed Bath & Beyond, Inc.*                                                11,850        455,633
Best Buy Co., Inc.                                                      12,430        630,698
Big Lots, Inc.*                                                          4,274         61,802
Circuit City Stores, Inc.                                                7,800        101,010
Costco Wholesale Corp.                                                  17,442        716,343
CVS Corp.                                                               15,303        643,032
Dillards, Inc. Cl. A                                                     3,101         69,152
Dollar General Corp.                                                    12,914        252,598
Family Dollar Stores, Inc.                                               6,651        202,323
Federated Department
  Stores, Inc.                                                           7,163        351,703
The Home Depot, Inc.                                                    84,437      2,972,182
J.C. Penney
  Company, Inc.+                                                        10,809        408,148
Kohl's Corp.*+                                                          13,123        554,840
Lowe's Companies, Inc.                                                  29,882      1,570,299
The May Department
  Stores Co.                                                            11,032        303,270
Office Depot, Inc.*                                                     12,665        226,830
RadioShack Corp.                                                         6,105        174,786
Sears, Roebuck and Co.+                                                  8,129        306,951
Staples, Inc.                                                           18,873        553,168
Target Corp.                                                            34,668      1,472,350
Tiffany & Co.                                                            5,592        206,065
TJX Companies, Inc.                                                     18,776        453,253
Toys R Us, Inc.*+                                                        7,862        125,635
Walgreen Co.                                                            38,904      1,408,714
Wal-Mart Stores, Inc.                                                  162,912      8,595,237
                                                                                 ------------
                                                                                   23,068,657
                                                                                 ------------
RETAIL - GROCERY -- 0.1%
Albertson's, Inc.+                                                      14,147        375,461
Winn-Dixie Stores, Inc.+                                                 5,423         39,046
                                                                                 ------------
                                                                                      414,507
                                                                                 ------------
TELEPHONE UTILITIES -- 2.3%
Alltel Corp.                                                            11,667   $    590,584
AT&T Corp.+                                                             30,484        445,981
AT&T Wireless
  Services, Inc.*                                                      103,631      1,483,996
BellSouth Corp.                                                         69,620      1,825,436
CenturyTel, Inc.                                                         5,531        166,151
Qwest Communications
  International, Inc.*+                                                 62,058        222,788
Sprint Corp. (FON Group)                                                54,235        954,536
Verizon
  Communications, Inc.                                                 105,229      3,808,238
                                                                                 ------------
                                                                                    9,497,710
                                                                                 ------------
TOBACCO -- 1.1%
Altria Group, Inc.                                                      77,929      3,900,346
Reynolds (R.J.) Tobacco
  Holdings, Inc.+                                                        3,300        223,047
UST, Inc.                                                                6,422        231,192
                                                                                 ------------
                                                                                    4,354,585
                                                                                 ------------
TOYS, GAMES -- 0.1%
Hasbro, Inc.                                                             6,691        127,129
Mattel, Inc.                                                            15,989        291,799
                                                                                 ------------
                                                                                      418,928
                                                                                 ------------
TRANSPORTATION -- 1.7%
Burlington Northern
  Santa Fe Corp.                                                        14,086        493,996
Carnival Corp.                                                          24,385      1,146,095
CSX Corp.                                                                7,965        261,013
FedEx Corp.+                                                            11,503        939,680
Norfolk Southern Corp.                                                  14,389        381,596
Union Pacific Corp.                                                      9,817        583,621
United Parcel
  Service, Inc. Cl. B                                                   42,800      3,217,276
                                                                                 ------------
                                                                                    7,023,277
                                                                                 ------------
TRAVEL -- 0.0%
Sabre Holdings Corp.                                                     5,431        150,493
                                                                                 ------------
TOTAL EQUITIES
(COST $401,399,817)                                                               404,458,031
                                                                                 ------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 6.3%
CASH EQUIVALENTS -- 5.9%***
American AAdvantage
  Select Money
  Market Fund                                                          641,838        641,838
Bank of America
  Bank Note
  1.500% 07/21/2004                                            $       882,527        882,527

                                                                  PRINCIPAL         MARKET
                                                                   AMOUNT           VALUE
                                                               ---------------   ------------
Bank of America
  Eurodollar Time Deposit
  1.080% 07/19/2004                                            $       802,297   $    802,297
Bank of America
  Eurodollar Time Deposit
  1.100% 07/07/2004                                                    208,597        208,597
Bank of Montreal
  Eurodollar Time Deposit
  1.200% 07/23/2004                                                    671,173        671,173
Bank of the West
  Eurodollar Time Deposit
  1.280% 07/28/2004                                                    641,837        641,837
BGIF Prime Money
  Market Fund                                                        1,235,537      1,235,537
BNP Paribas
  Eurodollar Time Deposit
  1.080% 07/29/2004                                                    401,148        401,148
Branch Banker & Trust
  Eurodollar Time Deposit
  1.080% 07/14/2004                                                     80,230         80,230
Canadian Imperial Bank
  of Commerce Bank Note
  1.440% 05/18/2005                                                  1,604,594      1,604,594
Caylon
  Eurodollar Time Deposit
  1.040% 07/06/2004                                                  1,283,675      1,283,675
Caylon
  Eurodollar Time Deposit
  1.170% 08/04/2004                                                    641,837        641,837
Caylon
  Eurodollar Time Deposit
  1.340% 08/24/2004                                                    584,874        584,874
Fannie Mae Discount Note
  0.960% 07/01/2004                                                    481,378        481,378
Fannie Mae Discount Note
  1.131% 07/14/2004                                                    240,689        240,689
Federal Home Loan Bank
  Discount Note
  0.970% 07/02/2004                                                    240,689        240,689
Federal Home Loan Bank
  Discount Note
  0.990% 07/01/2004                                                    240,689        240,689
Fortis Bank
  Eurodollar Time Deposit
  1.090% 07/08/2004                                                  1,123,215      1,123,215
Fortis Bank
  Eurodollar Time Deposit
  1.190% 07/14/2004                                                    320,919        320,919
Fortis Bank
  Eurodollar Time Deposit
  1.290% 09/03/2004                                                    240,689        240,689
General Electric
  Capital Corp.
  1.201% 07/19/2004                                                    401,148        401,148

    The accompanying notes are an integral part of the financial statements.

                                                                 PRINCIPAL         MARKET
                                                                  AMOUNT           VALUE
                                                              ---------------   -------------
General Electric
  Capital Corp.
  1.211% 07/21/2004                                           $       401,612   $     401,612
General Electric
  Capital Corp.
  1.211% 07/22/2004                                                   239,880         239,880
General Electric
  Capital Corp.
  1.221% 07/23/2004                                                    79,414          79,414
General Electric
  Capital Corp.
  1.231% 07/26/2004                                                   400,272         400,272
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                         401,148         401,148
HBOS Halifax Bank of
  Scotland
  Eurodollar Time Deposit
  1.050% 07/14/2004                                                   481,378         481,378
HBOS Halifax Bank of
  Scotland
  Eurodollar Time Deposit
  1.300% 09/03/2004                                                   240,689         240,689
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2004                                                 1,283,675       1,283,675
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                         579,916         579,916
Merrimac Cash Fund,
  Premium Class                                                     2,567,350       2,567,350
Morgan Stanley Dean
  Witter & Co.
  1.580% 10/22/2004                                                   834,389         834,389
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 07/08/2004                                                   240,689         240,689
Royal Bank of Canada
  Eurodollar Time Deposit
  1.100% 07/02/2004                                                   802,297         802,297
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/07/2004                                                   802,297         802,297
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/15/2004                                                   401,148         401,148
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.150% 08/10/2004                                                   240,689         240,689
Wells Fargo
  Eurodollar Time Deposit
  1.190% 07/14/2004                                                   401,148         401,148
Wells Fargo
  Eurodollar Time Deposit
  1.250% 07/23/2004                                           $       481,378   $     481,378
                                                                                -------------
                                                                                   23,848,949
                                                                                -------------
REPURCHASE AGREEMENT -- 0.2%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2004, 0.70%,
  due  07/01/2004(a)                                                  989,782         989,782
                                                                                -------------
U.S. TREASURY BILLS -- 0.2%
U.S. Treasury Bill**
  0.950% 07/22/2004                                                   590,000         589,673
                                                                                -------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                25,428,404
                                                                                -------------
TOTAL INVESTMENTS -- 105.8%
(COST $426,828,221)****                                                           429,886,435

OTHER ASSETS/
(LIABILITIES) -- (5.8%)                                                           (23,515,889)
                                                                                -------------
NET ASSETS -- 100.0%                                                            $ 406,370,546
                                                                                =============

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   This security is held as collateral for open futures contracts. (NOTE 2).
***  Represents investments of security lending collateral. (NOTE 2).
**** Aggregate cost for Federal tax purposes. (NOTE 7).
+    Denotes all or a portion of security on loan.
(a) Maturity value of $989,801. Collateralized by U.S. Government Agency obligation with a rate of 3.831%, maturity date of 02/01/2033, and an aggregate market value, including accrued interest, of $1,039,271.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)

                                                                   NUMBER OF         MARKET
                                                                    SHARES          VALUE
                                                               ---------------   -------------
EQUITIES -- 92.8%
AIR TRANSPORTATION -- 1.0%
SkyWest, Inc.+                                                          52,300   $     910,543
                                                                                 -------------
BANKING, SAVINGS & LOANS -- 7.6%
First Republic Bank                                                     40,500       1,744,740
First State Bancorp                                                     11,300         347,136
Hanmi Financial Corp.                                                   34,800       1,026,600
Pacific Capital Bancorp                                                 65,154       1,832,782
Webster Financial Corp.                                                 43,580       2,049,132
                                                                                 -------------
                                                                                     7,000,390
                                                                                 -------------
BROADCASTING, PUBLISHING & PRINTING -- 2.7%
Gray Television, Inc.                                                   96,800       1,344,552
Lin TV Corp. Cl. A*                                                     54,600       1,157,520
                                                                                 -------------
                                                                                     2,502,072
                                                                                 -------------
CHEMICALS -- 2.4%
MacDermid, Inc.                                                         32,200       1,089,970
Spartech Corp.                                                          43,300       1,123,202
                                                                                 -------------
                                                                                     2,213,172
                                                                                 -------------
COMMERCIAL SERVICES -- 5.6%
ADVO, Inc.                                                              52,000       1,711,840
Arbitron, Inc.*                                                         52,400       1,913,648
G&K Services, Inc. Cl. A                                                36,400       1,462,916
                                                                                 -------------
                                                                                     5,088,404
                                                                                 -------------
COMMUNICATIONS -- 0.8%
Inet Technologies, Inc.*                                                58,500         729,495
                                                                                 -------------
COMPUTER RELATED SERVICES -- 1.4%
eSpeed, Inc. Cl. A*                                                     70,000       1,235,500
                                                                                 -------------
COSMETICS & PERSONAL CARE -- 0.8%
Revlon, Inc. Cl. A*                                                    262,700         774,965
                                                                                 -------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 10.5%
Baldor Electric Co.                                                     47,100       1,099,785
Cognex Corp.                                                            61,000       2,347,280
Micrel, Inc.*                                                          118,400       1,438,560
Mykrolis Corp.*                                                         79,500       1,384,890
Technitrol, Inc.*                                                       48,700       1,066,530
Teleflex, Inc.                                                          44,400       2,226,660
                                                                                 -------------
                                                                                     9,563,705
                                                                                 -------------
ENERGY -- 8.0%
Rowan Companies, Inc.*                                                  67,300       1,637,409
St. Mary Land &
  Exploration Co.                                                       44,200       1,575,730
Tidewater, Inc.+                                                        24,900         742,020
Unit Corp.*                                                             62,700       1,971,915
W-H Energy Services, Inc.*                                              72,800       1,426,880
                                                                                 -------------
                                                                                     7,353,954
                                                                                 -------------
FINANCIAL SERVICES -- 9.1%
Chittenden Corp.                                                        56,300   $   1,978,945
Eaton Vance Corp.                                                       56,900       2,174,149
Fidelity Bankshares, Inc.                                               38,400       1,361,280
Jefferies Group, Inc.                                                   63,400       1,960,328
Piper Jaffray Cos.*                                                     18,400         832,232
                                                                                 -------------
                                                                                     8,306,934
                                                                                 -------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 2.1%
Fossil, Inc.*                                                           72,050       1,963,362
                                                                                 -------------
HOUSEHOLD PRODUCTS -- 1.2%
Trex Company, Inc.+*                                                    28,400       1,072,100
                                                                                 -------------
INDUSTRIAL - DIVERSIFIED -- 2.6%
Carlisle Companies, Inc.                                                38,700       2,409,075
                                                                                 -------------
INSURANCE -- 6.5%
The Commerce Group, Inc.                                                43,900       2,167,343
HCC Insurance
  Holdings, Inc.                                                        46,000       1,536,860
IPC Holdings Limited                                                    35,400       1,307,322
Philadelphia Consolidated
  Holding Corp.*                                                        15,800         949,106
                                                                                 -------------
                                                                                     5,960,631
                                                                                 -------------
MACHINERY & COMPONENTS -- 14.0%
Actuant Corp. Cl. A+*                                                   30,300       1,181,397
Global Power Equipment
  Group, Inc.*                                                         174,500       1,399,490
Hardinge, Inc.                                                          60,450         726,609
Helix Technology Corp.                                                  85,700       1,827,981
IDEX Corp.                                                              52,600       1,806,810
Kaydon Corp.                                                            69,500       2,149,635
Regal-Beloit Corp.                                                      44,900         999,474
Roper Industries, Inc.                                                  47,300       2,691,370
                                                                                 -------------
                                                                                    12,782,766
                                                                                 -------------
MEDICAL SUPPLIES -- 5.7%
Coherent, Inc.*                                                         80,100       2,390,985
Dionex Corp.*                                                           34,300       1,892,331
Mine Safety Appliances Co.                                              26,400         889,680
                                                                                 -------------
                                                                                     5,172,996
                                                                                 -------------
PHARMACEUTICALS -- 1.9%
Taro Pharmaceutical
  Industries Limited+*                                                  15,900         691,650
Valeant Pharmaceuticals
  International+                                                        53,400       1,068,000
                                                                                 -------------
                                                                                     1,759,650
                                                                                 -------------
PREPACKAGED SOFTWARE -- 1.2%
Dendrite International, Inc.*                                           56,800       1,055,344
                                                                                 -------------
RESTAURANTS -- 1.0%
RARE Hospitality
  International, Inc.*                                                  37,200   $     926,280
                                                                                 -------------
RETAIL -- 1.4%
Cabela's, Inc. Cl. A*                                                      900          24,255
Coldwater Creek, Inc.*                                                  48,600       1,286,442
                                                                                 -------------
                                                                                     1,310,697
                                                                                 -------------
TRANSPORTATION -- 5.3%
Heartland Express, Inc.                                                 67,710       1,852,546
Landstar System, Inc.*                                                  33,900       1,792,293
Robinson (C.H.)
  Worldwide, Inc.                                                       25,400       1,164,336
                                                                                 -------------
                                                                                     4,809,175
                                                                                 -------------
TOTAL EQUITIES
(COST $67,128,528)                                                                  84,901,210
                                                                                 -------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 13.2%
CASH EQUIVALENTS -- 5.9%**
American
  AAdvantage Select
  Money Market Fund                                                    144,734         144,734
Bank of America
  Bank Note
  1.500% 07/21/2004                                            $       199,010         199,010
Bank of America
  Eurodollar Time Deposit
  1.080% 07/19/2004                                                    180,918         180,918
Bank of America
  Eurodollar Time Deposit
  1.100% 07/07/2004                                                     47,039          47,039
Bank of Montreal
  Eurodollar Time Deposit
  1.200% 07/23/2004                                                    151,350         151,350
Bank of the West
  Eurodollar Time Deposit
  1.280% 07/28/2004                                                    144,735         144,735
BGIF Prime
  Money Market Fund                                                    278,614         278,614
BNP Paribas
  Eurodollar Time Deposit
  1.080% 07/29/2004                                                     90,460          90,460
Branch Banker & Trust
  Eurodollar Time Deposit
  1.080% 07/14/2004                                                     18,092          18,092
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.440% 05/18/2005                                                    361,836         361,836

    The accompanying notes are an integral part of the financial statements.

                                                                   PRINCICAL          MARKET
                                                                    AMOUNT            VALUE
                                                               ---------------    -------------
Caylon
  Eurodollar Time Deposit
  1.040% 07/06/2004                                            $       289,469    $     289,469
Caylon
  Eurodollar Time Deposit
  1.170% 08/04/2004                                                    144,735          144,735
Caylon
  Eurodollar Time Deposit
  1.340% 08/24/2004                                                    131,889          131,889
Fannie Mae Discount Note
  0.960% 07/01/2004                                                    108,551          108,551
Fannie Mae Discount Note
  1.131% 07/14/2004                                                     54,275           54,275
Federal Home Loan
  Bank Discount Note
  0.970% 07/02/2004                                                     54,275           54,275
Federal Home Loan
  Bank Discount Note
  0.990% 07/01/2004                                                     54,275           54,275
Fortis Bank
  Eurodollar Time Deposit
  1.090% 07/08/2004                                                    253,285          253,285
Fortis Bank
  Eurodollar Time Deposit
  1.190% 07/14/2004                                                     72,367           72,367
Fortis Bank
  Eurodollar Time Deposit
  1.290% 09/03/2004                                                     54,275           54,275
General Electric
  Capital Corp.
  1.201% 07/19/2004                                                     90,460           90,460
General Electric
  Capital Corp.
  1.211% 07/21/2004                                                     90,564           90,564
General Electric
  Capital Corp.
  1.211% 07/22/2004                                                     54,093           54,093
General Electric
  Capital Corp.
  1.221% 07/23/2004                                                     17,908           17,908
General Electric
  Capital Corp.
  1.231% 07/26/2004                                                     90,261           90,261
Goldman Sachs Financial
  Square Prime Obligations
  Money Market Fund                                                     90,460           90,460
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/14/2004                                                    108,551          108,551
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  1.300% 09/03/2004                                                     54,275           54,275
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2004                                                    289,469          289,469
Merrill Lynch
  Premier Institutional
  Money Market Fund                                                    130,771    $     130,771
Merrimac Cash Fund,
  Premium Class                                                $       578,938          578,938
Morgan Stanley Dean
  Witter & Co.
  1.580% 10/22/2004                                                    188,155          188,155
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 07/08/2004                                                     54,275           54,275
Royal Bank of Canada
  Eurodollar Time Deposit
  1.100% 07/02/2004                                                    180,918          180,918
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/07/2004                                                    180,918          180,918
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/15/2004                                                     90,460           90,460
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.150% 08/10/2004                                                     54,275           54,275
Wells Fargo
  Eurodollar Time Deposit
  1.190% 07/14/2004                                                     90,460           90,460
Wells Fargo
  Eurodollar Time Deposit
  1.250% 07/23/2004                                                    108,551          108,551
                                                                                  -------------
                                                                                      5,377,946
                                                                                  -------------
REPURCHASE AGREEMENT -- 7.3%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2004, 0.70%,
  due 07/01/2004(a)                                                  6,734,503        6,734,503
                                                                                  -------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  12,112,449
                                                                                  -------------
TOTAL INVESTMENTS -- 106.0%
(COST $79,240,977)***                                                                97,013,659

OTHER ASSETS/
(LIABILITIES) -- (6.0%)                                                              (5,471,583)
                                                                                  -------------
NET ASSETS -- 100.0%                                                              $  91,542,076
                                                                                  =============

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  Aggregate cost for Federal tax purposes. (NOTE 7).
+    Denotes all or a portion of security on loan.
(a) Maturity value of $6,734,634. Collaterized by U.S. Government Agency obligation with a rate of 1.739%, maturity date of 01/15/2027, and an aggregate market value, including accrued interest, of $7,072,454.

    The accompanying notes are an integral part of the financial statements.

MML SERIES INVESTMENT FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                                    MML                MML
                                                                                   EQUITY           SMALL CAP
                                                                                   INDEX             EQUITY
                                                                                    FUND              FUND
                                                                              ---------------    ---------------
ASSETS:
    Investments, at value (NOTE 2)(a)                                         $   404,458,031    $    84,901,210
    Short-term investments, at amortized cost (NOTE 2)                             25,428,404         12,112,449
                                                                              ---------------    ---------------
        Total Investments(b)                                                      429,886,435         97,013,659
                                                                              ---------------    ---------------
    Receivables from:
        Investments sold                                                                    -             18,421
        Interest and dividends                                                        528,423             50,478
        Variation margin on open futures contracts (NOTE 2)                             9,200                  -
                                                                              ---------------    ---------------
            Total assets                                                          430,424,058         97,082,558
                                                                              ---------------    ---------------
LIABILITIES:
    Payables for:
        Investments purchased                                                          77,174             82,133
        Securities on loan (NOTE 2)                                                23,848,949          5,377,946
        Directors' fees and expenses (NOTE 3)                                          17,326              5,187
        Affiliates (NOTE 3):                                                                -                  -
            Investment management fees                                                 36,966             51,729
            Administration fees                                                        50,638                  -
    Accrued expenses and other liabilities                                             22,459             23,487
                                                                              ---------------    ---------------
            Total liabilities                                                      24,053,512          5,540,482
                                                                              ---------------    ---------------
        NET ASSETS                                                            $   406,370,546    $    91,542,076
                                                                              ===============    ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                       $   411,265,771    $    72,649,387
        Undistributed net investment income                                         2,839,932             55,057
        Accumulated net realized gain (loss) on investments
           and futures contracts                                                  (10,812,348)         1,064,950
        Net unrealized appreciation on investments
           and futures contracts                                                    3,077,191         17,772,682
                                                                              ---------------    ---------------
        NET ASSETS                                                            $   406,370,546    $    91,542,076
                                                                              ===============    ===============
        Shares outstanding:                                                                            7,836,372
                                                                                                 ===============
        Net asset value, offering price and redemption price per share:                          $         11.68
                                                                                                 ===============
        Class I shares:
            Net assets                                                        $    85,751,941
                                                                              ===============
            Shares outstanding                                                      6,056,764
                                                                              ===============
            Net asset value, offering price and redemption price per share    $         14.16
                                                                              ===============
        Class II shares:
            Net assets                                                        $   181,284,517
                                                                              ===============
            Shares outstanding                                                     12,804,636
                                                                              ===============
            Net asset value, offering price and redemption price per share    $         14.16
                                                                              ===============
        Class III shares:
            Net assets                                                        $   139,334,088
                                                                              ===============
            Shares outstanding                                                      9,854,658
                                                                              ===============
            Net asset value, offering price and redemption price per share    $         14.14
                                                                              ===============

(a) Cost of investments:                                                      $   401,399,817    $    67,128,528
(b) Securities on loan with market value of:                                  $    22,983,038    $     5,220,977

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                    MML                MML
                                                                                   EQUITY           SMALL CAP
                                                                                   INDEX             EQUITY
                                                                                    FUND              FUND
                                                                              ---------------    ---------------

INVESTMENT INCOME (NOTE 2):
    Dividends                                                                 $     3,331,431    $       366,095
    Interest(a)                                                                        20,381             10,836
                                                                              ---------------    ---------------
            Total investment income                                                 3,351,812            376,931
                                                                              ---------------    ---------------
EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                               204,423            284,943
    Custody fees                                                                       18,780             12,665
    Trustee reporting                                                                   2,660              2,660
    Audit and legal fees                                                               15,518             11,693
    Proxy fees                                                                            229                 32
    Shareholder reporting fees                                                          7,698              1,480
    Directors' fees (NOTE 3)                                                           15,425              3,329
                                                                              ---------------    ---------------
                                                                                      264,733            316,802
    Administration fees (NOTE 3):
        Class I                                                                       120,463                  -
        Class II                                                                      180,946                  -
        Class III                                                                      34,517                  -
                                                                              ---------------    ---------------
        Total expenses                                                                600,659            316,802
    Class II Administration fees waived (NOTE 3)                                      (66,786)                 -
    Class III Administration fees waived (NOTE 3)                                     (34,517)                 -
                                                                              ---------------    ---------------
            NET INVESTMENT INCOME                                                   2,852,456             60,129
                                                                              ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
      Investment transactions                                                        (914,855)         1,868,171
      Closed futures contracts                                                        104,978                  -
                                                                              ---------------    ---------------
            Net realized gain (loss)                                                 (809,877)         1,868,171
                                                                              ---------------    ---------------
    Net change in unrealized appreciation (depreciation) on:
        Investments                                                                11,317,078          2,244,429
        Open futures contracts                                                        (70,414)                 -
                                                                              ---------------    ---------------
            Net unrealized gain                                                    11,246,664          2,244,429
                                                                              ---------------    ---------------
            NET REALIZED AND UNREALIZED GAIN                                       10,436,787          4,112,600
                                                                              ---------------    ---------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $    13,289,243    $     4,172,729
                                                                              ===============    ===============

(a) Including securities lending income of:                                   $         9,477    $         1,136

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MML EQUITY INDEX FUND          MML SMALL CAP EQUITY FUND
                                                              ---------------------------------  ----------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED             YEAR             ENDED              YEAR
                                                              JUNE 30, 2004         ENDED         JUNE 30, 2004         ENDED
                                                               (UNAUDITED)    DECEMBER 31, 2003    (UNAUDITED)    DECEMBER 31, 2003
                                                              -------------   -----------------  --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                     $   2,852,456   $       5,321,954  $       60,129   $         141,322
    Net realized gain (loss) on investment transactions and
      futures contracts                                            (809,877)         (2,518,982)      1,868,171           2,035,667
    Net change in unrealized appreciation (depreciation) on
      investments and futures contracts                          11,246,664          84,005,759       2,244,429          17,469,139
                                                              -------------   -----------------  --------------   -----------------
      NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS                                               13,289,243          86,808,731       4,172,729          19,646,128
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:                                                               -               -            (142,999)
      Class I                                                             -            (913,733)              -                   -
      Class II                                                            -          (2,486,104)              -                   -
      Class III                                                           -          (1,931,671)              -                   -
NET FUND SHARE TRANSACTIONS (NOTE 5):                                                                 1,465,276           4,892,753
      Class I                                                     4,573,840           4,695,413               -                   -
      Class II                                                  (13,695,592)         26,828,374               -                   -
      Class III                                                  (2,908,624)         (7,355,331)              -                   -
    TOTAL INCREASE IN NET ASSETS                                  1,258,867         105,645,679       5,638,005          24,395,882
NET ASSETS:
    Beginning of period                                         405,111,679         299,466,000      85,904,071          61,508,189
                                                              -------------   -----------------   -------------   -----------------
    End of period                                             $ 406,370,546   $     405,111,679   $  91,542,076   $      85,904,071
                                                              =============   =================   =============   =================
    Undistributed net investment income (distributions in
      excess of net investment income) included in net
      assets at end of the period                             $   2,839,932   $         (12,524)  $      55,057   $          (5,072)
                                                              =============   =================   =============   =================

    The accompanying notes are an integral part of the financial statements.

MML EQUITY INDEX FUND -- FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          CLASS I
                                                                          -------
                                               SIX MONTHS ENDED
                                                    6/30/04         YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                  (UNAUDITED)        12/31/03       12/31/02       12/31/01
                                               ----------------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $          13.71     $    10.83     $    14.14     $    16.27
                                               ----------------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.08***        0.16***        0.14***        0.14***
   Net realized and unrealized gain
     (loss) on investments                                 0.37           2.88          (3.31)         (2.14)
                                               ----------------     ----------     ----------     ----------
       Total income (loss) from investment
         operations                                        0.45           3.04          (3.17)         (2.00)
                                               ----------------     ----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 -          (0.16)         (0.14)         (0.07)
   From net realized gains                                    -              -              -          (0.06)
                                               ----------------     ----------     ----------     ----------
       Total distributions                                    -          (0.16)         (0.14)         (0.13)
                                               ----------------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                 $          14.16     $    13.71     $    10.83     $    14.14
                                               ================     ==========     ==========     ==========
TOTAL RETURN(a)                                            3.28%**       28.08%        (22.46)%       (12.32)%
RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $         85,752     $   78,597     $   58,454     $   81,535
   Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.43%*         0.44%          0.44%          0.45%
     After expense waiver#                                  N/A            N/A            N/A            N/A
   Net investment income to average
     daily net assets                                      1.21%*         1.37%          1.16%          0.92%
   Portfolio turnover rate                                    2%**           5%             6%             5%

                                                                CLASS I
                                                                ------
                                                       YEAR ENDED     YEAR ENDED
                                                        12/31/00       12/31/99
                                                       ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    18.13     $    15.26
                                                       ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                     0.16***        0.09
   Net realized and unrealized gain
     (loss) on investments                                  (1.88)          3.01
                                                       ----------     ----------
       Total income (loss) from investment
         operations                                         (1.72)          3.10
                                                       ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                               (0.14)         (0.09)
   From net realized gains                                      -          (0.14)
                                                       ----------     ----------
       Total distributions                                  (0.14)         (0.23)
                                                       ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $    16.27     $    18.13
                                                       ==========     ==========
TOTAL RETURN(a)                                             (9.53)%        20.32%
RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $   82,798     $   95,049
   Ratio of expenses to average daily net assets:
     Before expense waiver                                   0.45%          0.50%
     After expense waiver#                                   0.45%           N/A
   Net investment income to average
     daily net assets                                        0.89%          0.92%
   Portfolio turnover rate                                      3%             3%

                                                                                  CLASS II
                                                                                  --------
                                               SIX MONTHS ENDED
                                                    6/30/04         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                  (UNAUDITED)        12/31/03       12/31/02       12/31/01       12/31/00+
                                               ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD           $          13.70     $    10.82     $    14.13     $    16.26     $      17.96
                                               ----------------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.10***        0.19***        0.17***        0.16***          0.13***
   Net realized and unrealized gain (loss)
     on investments                                        0.36           2.87          (3.32)         (2.14)           (1.68)
                                               ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from
         investment operations                             0.46           3.06          (3.15)         (1.98)           (1.55)
                                               ----------------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 -          (0.18)         (0.16)         (0.09)           (0.15)
   From net realized gains                                    -              -              -          (0.06)               -
                                               ----------------     ----------     ----------     ----------     ------------
       Total distributions                                    -          (0.18)         (0.16)         (0.15)           (0.15)
                                               ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                 $          14.16     $    13.70     $    10.82     $    14.13     $      16.26
                                               ================     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                            3.36%**       28.31%        (22.29)%       (12.18)%          (8.63)%**
RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $        181,285     $  188,869     $  125,942     $   74,636     $     56,998
   Ratio of expenses to average daily
     net assets:
     Before expense waiver                                 0.32%*         0.33%          0.33%          0.34%            0.34%*
     After expense waiver##                                0.25%*         0.25%          0.26%          0.29%            0.29%*
   Net investment income to average
    daily net assets                                       1.39%*         1.56%          1.37%          1.08%            1.10%*
   Portfolio turnover rate                                    2%**           5%             6%             5%               3%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2000.
## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEARS ENDED DECEMBER 31, 2001, 2002 AND 2003 AND THE SIX MONTHS ENDED JUNE 30, 2004. (
a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.

    The accompanying notes are an integral part of the financial statements.

                                                                                 CLASS III
                                                                                 ---------
                                               SIX MONTHS ENDED
                                                    6/30/04         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                  (UNAUDITED)        12/31/03       12/31/02       12/31/01       12/31/00+
                                               ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD           $          13.67     $    10.80     $    14.10     $    16.27     $      17.96
                                               ----------------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.10***        0.20***        0.18***        0.19***          0.15***
   Net realized and unrealized gain
     (loss) on investments                                 0.37           2.86          (3.31)         (2.19)           (1.67)
                                               ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from
         investment operations                             0.47           3.06          (3.13)         (2.00)           (1.52)
                                               ----------------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 -          (0.19)         (0.17)         (0.11)           (0.17)
   From net realized gains                                    -              -              -          (0.06)               -
                                               ----------------     ----------     ----------     ----------     ------------
       Total distributions                                    -          (0.19)         (0.17)         (0.17)           (0.17)
                                               ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                 $          14.14     $    13.67     $    10.80     $    14.10     $      16.27
                                               ================     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                            3.44%**       28.38%        (22.18)%       (12.30)%          (8.50)%**
RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $        139,334     $  137,646     $  115,070     $  154,588     $     34,111
   Ratio of expenses to average daily
     net assets:
     Before expense waiver                                 0.18%*         0.19%          0.19%          0.20%            0.20%*
     After expense waiver##                                0.13%*         0.14%          0.14%          0.15%            0.15%*
   Net investment income to average daily
     net assets                                            1.51%*         1.67%          1.46%          1.32%            1.25%*
   Portfolio turnover rate                                    2%**           5%             6%             5%               3%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEARS ENDED DECEMBER 31, 2001, 2002 AND 2003 AND THE SIX MONTHS ENDED JUNE 30, 2004.
(a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITYFUND -- FINANCIAL STATEMENTS

                                               SIX MONTHS ENDED
                                                    6/30/04         YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                  (UNAUDITED)        12/31/03       12/31/02       12/31/01
                                               ----------------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $          11.14     $     8.50     $     9.67     $     9.40
                                               ----------------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.01           0.02           0.02           0.05
   Net realized and unrealized gain
     (loss) on investments                                 0.53           2.64          (1.17)          0.27
                                               ----------------     ----------     ----------     ----------
       Total income (loss) from investment
         operations                                        0.54           2.66          (1.15)          0.32
                                               ----------------     ----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 -          (0.02)         (0.02)         (0.05)
                                               ----------------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                 $          11.68     $    11.14     $     8.50     $     9.67
                                               ================     ==========     ==========     ==========
TOTAL RETURN(a)                                            4.84%**       31.29%        (11.84)%         3.36%
RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $         91,542     $   85,904     $   61,508     $   57,096
   Ratio of expenses to average daily
     net assets:
     Before expense waiver                                 0.72%*         0.73%          0.77%          0.69%
     After expense waiver#                                  N/A           0.73%(b)       0.76%(b)        N/A
   Net investment income to average
    daily net assets                                       0.14%*         0.20%          0.25%          0.59%
   Portfolio turnover rate                                   25%**          43%            44%            97%

                                                   YEAR ENDED     YEAR ENDED
                                                    12/31/00       12/31/99
                                                   ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     8.34     $     8.49
                                                   ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                 0.08           0.07
   Net realized and unrealized gain
     (loss) on investments                               1.06          (0.15)
                                                   ----------     ----------
       Total income (loss) from investment
         operations                                      1.14          (0.08)
                                                   ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                           (0.08)         (0.07)
                                                   ----------     ----------
NET ASSET VALUE, END OF PERIOD                     $     9.40     $     8.34
                                                   ==========     ==========
TOTAL RETURN(a)                                         13.63%         (1.04)%
RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $  42,661     $   20,137
   Ratio of expenses to average daily
     net assets:
     Before expense waiver                               0.80%          1.07%
     After expense waiver#                               0.76%          0.75%
   Net investment income to average
    daily net assets                                     1.12%          1.13%
   Portfolio turnover rate                                 65%            41%

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND, FOR THE YEARS ENDED DECEMBER 31, 1999, 2000 AND 2002.
(a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. THE FUND                   MML Series Investment Fund ("MML Trust") is
                              registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are two series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Equity Index Fund ("Equity Index
                              Fund") and MML Small Cap Equity Fund ("Small Cap
                              Equity Fund").

                              The MML Trust was established by Massachusetts Mutual Life Insurance Company (`'MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

                              The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2.  SIGNIFICANT               The following is a summary of significant
    ACCOUNTING                accounting policies followed consistently by each
    POLICIES                  Fund in the preparation of the financial
                              statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                INVESTMENT    Equity securities are valued on the basis of
                 VALUATION    valuations furnished by a pricing service,
                              authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market
                              System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

                              Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

        SECURITIES LENDING    Each Fund may lend its securities to qualified
                              brokers; however, securities lending cannot exceed
                              33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.

                              The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2004, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

                                                            SECURITIES
                                                             ON LOAN            COLLATERAL
                                                          -------------       --------------
                              Equity Index Fund           $   22,983,038      $   23,848,949
                              Small Cap Equity Fund            5,220,977           5,377,946

                REPURCHASE    Each Fund may enter into repurchase agreements
                AGREEMENTS    with certain banks and broker/dealers whereby a
                              Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

            ACCOUNTING FOR    Investment transactions are accounted for on the
               INVESTMENTS    trade date. Realized gains and losses on sales of
                              investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

        FEDERAL INCOME TAX    It is each Fund's intent to continue to comply
                              with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the
                              "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

             DIVIDENDS AND    Dividends from net investment income and
          DISTRIBUTIONS TO    distributions of any net realized capital gains of
              SHAREHOLDERS    each Fund are declared and paid annually and at
                              other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date.
                              Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

                              Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

          FOREIGN CURRENCY    The books and records of the Funds are maintained
               TRANSLATION    in U.S. dollars. The market values of foreign
                              currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

                              Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

           FORWARD FOREIGN    Each Fund may enter into forward foreign currency
                  CURRENCY    contracts in order to hedge the effect of currency
                 CONTRACTS    movements of foreign denominated securities or
                              obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.
                              The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

                              Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

                              The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                              At June 30, 2004, the Funds had no open forward foreign currency contracts.

                   FORWARD    Each Fund may purchase or sell securities on a
               COMMITMENTS    "when issued" or delayed delivery or on a forward
                              commitment basis. The Funds use forward
                              commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments.
                              The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
                              Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

                              At June 30, 2004, the Funds had no open forward commitments.

         FINANCIAL FUTURES    The Funds may purchase or sell financial futures
                 CONTRACTS    contracts and options on such futures contracts
                              for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                              A summary of open futures contracts for the Equity Index Fund at June 30, 2004, is as follows:

                                                                                        NOTIONAL
                                  NUMBER OF                                             CONTRACT     NET UNREALIZED
                                  CONTRACTS            TYPE         EXPIRATION DATE      VALUE        APPRECIATION
                              -----------------   ---------------   ---------------   ------------   --------------
                              EQUITY INDEX FUND
                              BUYS
                              8                   S & P 500 Index   09/16/04          $  2,280,800   $      18,977

             ALLOCATION OF    In maintaining the records for the Equity Index
        OPERATING ACTIVITY    Fund, the income and expense accounts are
                              allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration fees, which are directly attributable to a class of shares, are charged to that class' operations.
                              Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each.

3.  MANAGEMENT
    FEES AND OTHER
    TRANSACTIONS

                INVESTMENT Under agreements between the Trust and MassMutual MANAGEMENT FEES on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based on the following annual rates.

                              For the Equity Index Fund, MassMutual receives a fee from the Fund at an annual rate of 0.10% of the average daily net asset value of the Fund.

                              For the Small Cap Equity Fund, MassMutual receives a fee from the Fund at an annual rate of 0.65% of the first $100,000,000, 0.60% of the next
                              $100,000,000, 0.55% of the next $300,000,000 and
                              0.50% of any excess over $500,000,000 of the average daily net asset value of the Fund.

                              MassMutual has entered into an investment sub-advisory agreement with David L. Babson & Company, Inc. ("DLB"), pursuant to which DLB serves as the Small Cap Equity Fund's sub-adviser providing day-to-day management of the Fund's investments. DLB is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. DLB receives a fee from MassMutual equal to an annual rate of 0.25% of the average daily net assets under management of the Fund.

                              MassMutual has also entered into an investment sub-advisory agreement with Northern Trust Investments, Inc. ("Northern Trust") for the Equity Index Fund. MassMutual pays a sub-advisory fee to Northern Trust based upon the aggregate net assets under management which include (1) the average daily net assets of the Equity Index Fund, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which Northern Trust provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

          ADMINISTRATION &    For the Equity Index Fund, under a separate
       SHAREHOLDER SERVICE    administrative and shareholder services agreement
                      FEES    between the Fund and MassMutual, MassMutual
                              provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates: 0.30% on the first $100,000,000, 0.28% on the next
                              $150,000,000 and 0.26% on assets in excess of $250,000,000 of Class I shares of the Fund, 0.19% of the average daily net assets of Class II shares of the Fund, and for Class III shares, an amount not to exceed 0.05% of the average daily net assets of the Fund.

           EXPENSE WAIVERS    For the Small Cap Equity Fund, MassMutual has
                              agreed, at least through April 30, 2005, to bear the expenses of the Fund to the extent that the aggregate expenses (excluding the Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.11% of the average daily net assets of the Fund for such year.

                              For Class II and Class III of the Equity Index Fund, MassMutual has agreed, at least through April 30, 2005, to bear the expenses of the Fund, to the extent that the aggregate expenses (excluding the Fund's management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.05% of the average daily net assets of the Fund for such year. MassMutual has also agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class II or Class III shares.

        EXPENSE REDUCTIONS    The Small Cap Equity Fund has entered into an
                              agreement with certain brokers whereby the brokers will rebate a portion of brokerage commissions.
                              The amount earned by the Fund under such an agreement is presented as a reduction of the expenses in the statement of operations. For the six months ended June 30, 2004, there was no expense reduction under this agreement.

                     OTHER Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer or employee of MassMutual is borne by the Funds.

                  DEFERRED    Trustees of the Funds that are not employees of
              COMPENSATION    MassMutual or its subsidiaries may elect to defer
                              receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation
                              Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

4.  PURCHASES AND             For the six months ended June 30, 2004, no
    SALES OF                  significant amounts have been deferred.
    INVESTMENTS

                              Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                                         LONG-TERM U.S.       OTHER LONG-TERM
                                                                     GOVERNMENT SECURITIES       SECURITIES
                                                                     ---------------------    ---------------
                 PURCHASES
                              Equity Index Fund                                    $     -    $      7,103,518
                              Small Cap Equity Fund                                      -          23,255,739
                     SALES
                              Equity Index Fund                                    $     -    $     13,810,811
                              Small Cap Equity Fund                                      -          20,540,242

5.  CAPITAL SHARE             The Funds are authorized to issue an unlimited
    TRANSACTIONS              number of shares, with no par value in each class
                              of shares. Changes in shares outstanding for each Fund are as follows:

                                                     SIX MONTHS ENDED JUNE 30, 2004       YEAR ENDED DECEMBER 31, 2003
                                                        SHARES             AMOUNT           SHARES             AMOUNT
                                                    ---------------   ---------------   ---------------   ---------------
     EQUITY INDEX FUND CLASS I
       Sold                                                 837,262   $    11,729,655         1,373,601   $    16,523,967
       Issued as reinvestment of dividends                        -                 -            66,793           913,733
       Redeemed                                            (512,214)       (7,155,815)       (1,104,652)      (12,742,287)
                                                    ---------------   ---------------   ---------------   ---------------
       Net increase (decrease)                              325,048   $     4,573,840           335,742   $     4,695,413
                                                    ===============   ===============   ===============   ===============
     EQUITY INDEX FUND CLASS II
       Sold                                                 816,758   $    11,423,649         3,785,872   $    45,312,735
       Issued as reinvestment of dividends                        -                 -           181,866         2,486,104
       Redeemed                                          (1,798,210)      (25,119,241)       (1,822,195)      (20,970,465)
                                                    ---------------   ---------------   ---------------   ---------------
       Net increase (decrease)                              981,452   $   (13,695,592)        2,145,543   $    26,828,374
                                                    ===============   ===============   ===============   ===============
     EQUITY INDEX FUND CLASS III
       Sold                                                   6,515   $        91,074           766,101   $     8,254,570
       Issued as reinvestment of dividends                        -                 -           141,618         1,931,671
       Redeemed                                            (218,274)       (2,999,698)       (1,499,750)      (17,541,572)
                                                    ---------------   ---------------   ---------------   ---------------
       Net increase (decrease)                              211,759   $    (2,908,624)         (592,031)  $    (7,355,331)
                                                    ===============   ===============   ===============   ===============
     SMALL CAP EQUITY FUND
       Sold                                                 630,228   $     7,135,801         1,543,870   $    14,782,305
       Issued as reinvestment of dividends                        -                 -            12,718           142,999
       Redeemed                                            (503,889)       (5,670,525)       (1,081,987)      (10,032,551)
                                                    ---------------   ---------------   ---------------   ---------------
       Net increase (decrease)                              126,339   $     1,465,276           474,601   $     4,892,753
                                                    ===============   ===============   ===============   ===============

6.  FOREIGN                   The Funds may also invest in foreign securities,
    SECURITIES                subject to certain percentage restrictions.
                              Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7.  FEDERAL INCOME            At June 30, 2004, the cost of securities and the
    TAX INFORMATION           unrealized appreciation (depreciation) in the
                              value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                                                                FEDERAL          TAX BASIS         TAX BASIS
                                                              INCOME TAX         UNREALIZED        UNREALIZED     NET UNREALIZED
                                                                 COST           APPRECIATION      DEPRECIATION     APPRECIATION
                                                            ---------------   ---------------   ---------------   --------------
                              Equity Index Fund             $   426,828,221   $    52,400,039   $   (49,341,825)  $   3,058,214
                              Small Cap Equity Fund              79,240,977        19,247,039        (1,474,357)     17,772,682

                              At December 31, 2003, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                                                             EXPIRING              EXPIRING
                                                                               2010                  2011
                                                                          --------------        ------------
                              Equity Index Fund                           $    6,501,477        $    144,729
                              Small Cap Equity Fund                              123,022                   -

                              Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

                              Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                                     ORDINARY        LONG TERM         RETURN OF
                                                                      INCOME        CAPITAL GAIN        CAPITAL
                                                                  --------------   --------------   --------------
                              Equity Index Fund                   $    5,331,508   $            -   $            -
                              Small Cap Equity Fund                      142,999                -                -

                              At December 31, 2003, the components of
                              distributable earnings on a tax basis were as follows:

                                                                                     LONG TERM
                                                                  UNDISTRIBUTED    CAPITAL GAIN/      UNREALIZED
                                                                    ORDINARY       (CAPITAL LOSS     APPRECIATION
                                                                     INCOME          CARRYOVER)     (DEPRECIATION)
                                                                  --------------   --------------   --------------
                              Equity Index Fund                  $             -   $   (10,002,471)  $  (8,169,473)
                              Small Cap Equity Fund                            -          (803,221)     15,528,253

8.  PROXY VOTING              A description of the policies and procedures that
                              the Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

                              On or after August 31, 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, upon request, on the MassMutual website at http://www.massmutual.com, and on the Securities and Exchange Commission's website at http://www.sec.gov.

9.  SUBSEQUENT EVENT          David L. Babson & Company Inc. is now known as
                              Babson Capital Management LLC ("Babson Capital").

[MASS MUTUAL FINANCIAL GROUP(TM) LOGO]


MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
AND AFFILIATES,
SPRINGFIELD, MA 01111-0001

www.massmutual.com


MASSMUTUAL FINANCIAL GROUP IS A MARKETING DESIGNATION (OR FLEET NAME) FOR MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (MASSMUTUAL) AND ITS AFFILIATES.

                                                                     L4540-2 804

ITEM 2. CODE OF ETHICS. (annual only)

      Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. (annual only)

      Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. (annual only)

      Not applicable to this filing.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

      Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to this filing.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILITAED PURCHASERS.

      Not applicable to this filing.

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics (Item 2) is not applicable to this filing.

     (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             MML Series Investment Fund
            --------------------------------------------------------------------

By (Signature and Title)  /s/ David W. O'Leary
                         ------------------------------------------------------
                         David W. O'Leary, President and Principal Executive Officer

Date  8/17/04
     --------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ David W. O'Leary
                         ------------------------------------------------------
                         David W. O'Leary, President and Principal Executive Officer


Date  8/17/04
     --------------------------

By (Signature and Title)  /s/ James S. Collins
                         ------------------------------------------------------
                         James S. Collins, Treasurer and Principal Financial Officer


Date  8/23/04
     --------------------------